Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥) security	Mar. 31, 2023 JPY (¥) security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 20,049,186	¥ 10,322,922
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	21,264	35,765
Available-for-sale debt securities, Fair value, 12 months or more	5,180,528	5,113,458
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	260,983	226,872
Available-for-sale debt securities, Fair value, Total	25,229,714	15,436,380
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 282,247	¥ 262,637
Available-for-sale debt securities, Number of securities | security	1,522	1,610
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 18,640,364	¥ 7,644,337
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	9,427	8,066
Available-for-sale debt securities, Fair value, 12 months or more	1,756,792	2,105,210
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	116,671	115,703
Available-for-sale debt securities, Fair value, Total	20,397,156	9,749,547
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 126,098	¥ 123,769
Available-for-sale debt securities, Number of securities | security	440	438
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 416,047	¥ 962,234
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,502	1,781
Available-for-sale debt securities, Fair value, 12 months or more	520,133	711,896
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	8,298	14,091
Available-for-sale debt securities, Fair value, Total	936,180	1,674,130
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 9,800	¥ 15,872
Available-for-sale debt securities, Number of securities | security	574	723
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 402,021	¥ 858,970
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	9,723	18,677
Available-for-sale debt securities, Fair value, 12 months or more	1,895,194	1,436,798
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	122,683	89,695
Available-for-sale debt securities, Fair value, Total	2,297,215	2,295,768
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 132,406	¥ 108,372
Available-for-sale debt securities, Number of securities | security	97	118
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 178,960	¥ 331,411
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	535	1,800
Available-for-sale debt securities, Fair value, 12 months or more	439,771	249,088
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,736	1,177
Available-for-sale debt securities, Fair value, Total	618,731	580,499
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 4,271	¥ 2,977
Available-for-sale debt securities, Number of securities | security	324	256
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 185,197	¥ 166,778
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	14	5
Available-for-sale debt securities, Fair value, 12 months or more	343,621	522,774
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	331	436
Available-for-sale debt securities, Fair value, Total	528,818	689,552
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 345	¥ 441
Available-for-sale debt securities, Number of securities | security	14	15
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 23,810	¥ 310,388
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	9	4,170
Available-for-sale debt securities, Fair value, 12 months or more	160,109	39,806
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,868	194
Available-for-sale debt securities, Fair value, Total	183,919	350,194
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,877	¥ 4,364
Available-for-sale debt securities, Number of securities | security	17	32
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 202,787	¥ 48,804
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	54	1,266
Available-for-sale debt securities, Fair value, 12 months or more	64,908	47,886
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	7,396	5,576
Available-for-sale debt securities, Fair value, Total	267,695	96,690
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 7,450	¥ 6,842
Available-for-sale debt securities, Number of securities | security	56	28